Taxes - Additional information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021
Taxes
Cumulative net operating loss	$ 270,000		$ 1,799,000
Valuation allowance	67,591		$ 287,186
Recovery in valuation allowance	$ (219,595)	$ 17,241